CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES	CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES
The preparation of the Company’s consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. These assumptions, judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Management reviews its estimates and underlying assumptions on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of revision and future periods if the revision affects both current and future periods.
The most significant judgements and key sources of estimation uncertainty that management believes could have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:
Mineral Reserve and Mineral Resource Estimates

Key Sources of Estimation Uncertainty

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.
Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.
Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM ("LOM") plans, which are used for a number of important business and accounting purposes, including: determination of the useful life of property, plant and equipment and measurement of the depreciation expense, capitalization and amortization of stripping costs, exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability, and forecasting the timing of the payments related to the environmental rehabilitation provision. In addition, the underlying LOM plans are used in the impairment tests for goodwill and non-current assets.
Estimated Recoverable Ounces

Key Sources of Estimation Uncertainty

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves plus a portion of mineral resources. The Company includes a portion of mineral resources where it is considered probable that those mineral resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.
Economic Recoverability and Probability of Future Economic Benefits of Exploration, Evaluation and Development Costs

Critical Judgements in Applying Accounting Policies

Management has determined that exploration and evaluation costs incurred during the year and costs associated with projects under construction have future economic benefits and are economically recoverable. In making this judgement, management has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise, existing permits and life of mine plans.
Indicators of Impairment and Reversal of Impairment

Critical Judgements in Applying Accounting Policies

The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs are impaired or reversal of impairment is needed. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information include the manner in which mining properties and plant and equipment are being used or are expected to be used and indicators of the economic performance of the assets, historical exploration and operating results. The primary external factors considered are changes in spot and forecast metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. Primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.
Impairment and Reversal of Impairment

Key Sources of Estimation Uncertainty

In determining the recoverable amounts of the Company’s mining interests and goodwill, management makes estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. The projected cash flows are significantly affected by changes in assumptions related to metal selling prices, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, future capital expenditures, discount rates and exchange rates. Significant changes in metal price forecasts, estimated future costs of production, capital expenditures, the amount of recoverable reserves, resources, and exploration potential, and/or the impact of changes in current economic conditions may result in a write-down or reversal of impairment of the carrying amounts of the Company’s mining interests and/or goodwill.
No impairment losses or reversals of previous impairments were recognized during the year ended December 31, 2019. During the year ended December 31, 2018, the Company recognized a net impairment loss of $302.0 million in respect of the carrying amounts of certain mineral properties and goodwill. Refer to Note 13.
Deferral of Stripping Costs

Key Sources of Estimation Uncertainty

In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves and mineral resources that will be mined in a future period and therefore should be capitalized, the Company determines whether it is probable that future economic benefits associated with the stripping activity over the life of the mineral property will flow to the Company. Changes in estimated strip ratios can result in a change to the future capitalization of stripping costs incurred. At December 31, 2019, the carrying amount of stripping costs capitalized and included in mining properties was $54.2 million (December 31, 2018: $257.5 million).

Environmental Rehabilitation Provision

Key Sources of Estimation Uncertainty

Given the nature of its operations, the Company incurs obligations to close, restore and rehabilitate its sites. Closure and rehabilitation activities are governed by a combination of legislative requirements and Company policies. The Company’s environmental rehabilitation provision represents management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.
Revenue Recognition: Application of Variable Consideration Constraint

Key Sources of Estimation Uncertainty

The Company determines the amortization of deferred revenue to the consolidated statement of operations on a per unit basis using the expected quantity of metal (ounces for gold and silver and pounds for copper) that will be delivered over the term of the contract, which is based on geological reports and the Company’s LOM plan at contract inception. As subsequent changes to the expected quantity of metal to be delivered triggers a retrospective adjustment to revenue, management is required to estimate the ounces or pounds to be included in the denominator that will be sufficient such that subsequent changes are not expected to result in a significant revenue reversal. Accordingly, management includes reserves and portion of resources, which management is reasonably confident are transferable to reserves, in the calculation. With this approach, the Company considers that it is highly probable that changes in subsequent reserve and resource estimates will not result in a significant revenue reversal of previously recognized revenue.

Deferred Revenue

Critical Judgements in Applying Accounting Policies

Significant judgements are required in determining the appropriate accounting treatment for metal transactions entered into by the Company. With respect to the Company's current streaming arrangements, management has determined that based on the agreements, the counterparties assume significant business risk and rewards associated with the timing and amount of metals being delivered. As such, the deposits received from the counterparties have been recorded as deferred revenue in the consolidated balance sheet. Additionally, the Company has determined that the transactions are not financial liabilities as; based on the specific rights and obligations set out in the agreements, under no circumstances will the delivery obligations be satisfied with cash. Refer to Note 27 for additional information.

Joint arrangements

Critical Judgements in Applying Accounting Policies

Judgement is required to determine when the Company has joint control of a contractual arrangement, which requires a continuous assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture when the arrangement has been structured through a separate vehicle. Classifying the arrangement requires the Company to assess its rights and obligations arising from the arrangement. Specifically, the Company considers the legal form of the separate vehicle, the terms of the contractual arrangement and other relevant facts and circumstances. This assessment often requires significant judgement, and a different conclusion on joint control, or whether the arrangement is a joint operation or a joint venture, may have a material impact on the accounting treatment.
Management evaluated its joint arrangement with Agnico Eagle Mines Limited, whereby both parties acquired 50.0% of the shares of Osisko (now Canadian Malartic) in accordance with the requirements in IFRS 11 Joint Arrangements. The Company concluded that the arrangement qualified as a joint operation upon consideration of the following significant factors: (i) The requirement that the joint operators purchase all output from the investee and investee restrictions on selling the output to any third party; (ii) The parties to the arrangement are substantially the only source of cash flow contributing to the continuity of the arrangement; and (iii) If the selling price drops below cost, the joint operators are required to cover any obligations Canadian Malartic cannot satisfy.

Determination of Assets Held for Sale and Discontinued Operations

Critical Judgements in Applying Accounting Policies

Judgement is required in determining whether an asset or disposal group should be classified as held for sale. An asset or disposal group should be classified as held for sale when it is available for immediate sale in its present condition and its sale is highly probable. Conditions that support a highly probable sale include the following: an appropriate level of management is committed to a plan to sell the asset or disposal group, an active program to locate a buyer and complete the plan has been initiated, the asset or disposal group has been actively marketed for sale at a price that is reasonable in relation to its current fair value, and the sale of the asset or disposal group is expected to qualify for recognition as a completed sale within one year from the date of classification as held for sale.

Management also applies judgement to determine whether a component of the Company that either has been disposed of, or is classified as held for sale, meets the criteria of a discontinued operation. The key area that involves management judgement in this determination is whether the component represents a separate major line of business or geographical area of operation. This determination was applied to the sale of the Chapada mine in 2019. Given that the Company will continue to operate in Brazil after the disposal of Chapada and following the analysis of other factors, the Company concluded that Chapada was not a separate major line of business or geographical area of operation, thus it was not considered to be a discontinued operation.
Income Taxes

Critical Judgements in Applying Accounting Policies

Interest and penalties related to income taxes: The determination of whether interest and penalties relating to income taxes are classified with income taxes and accounted for under IAS 12 Income Taxes or classified and accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets requires management to make certain judgements as to the substance of the amounts incurred. If an amount was based on taxable profit and therefore meets the definition of an income tax, it should be classified with income taxes or if it was based on another measure, such as compensation for the time value of money, it should be classified outside of income taxes. Based on an assessment of the specific facts and circumstances in which interest and penalties relating to the Company’s Brazilian tax liabilities were incurred, management determined that such interest and penalties are within the scope of IAS 12 because they are in substance, part of a larger tax assessment rather than resulting from delayed payment. The amounts are therefore, included in the tax expense line item in the Company’s consolidated statement of operations. For the year ended December 31, 2019, such interest and penalties included in tax expense were $0.2 million (2018: $35.8 million).

Key Sources of Estimation Uncertainty

Income taxes and recoverability of deferred tax assets: In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operating activities and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible, and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

Contingencies

Key Sources of Estimation Uncertainty

Due to the size, nature and complexity of the Company’s operations, various legal and tax matters are outstanding from time to time. In the event that the Company’s estimates of the future resolution of these matters changes, the effects of the changes will be recognized in the Consolidated Financial Statements. Refer to Note 35 for further discussion on contingencies.

Inventory Valuation

Key Sources of Estimation Uncertainty

The measurement of inventory including the determination of its net realizable value, especially as it relates to ore in stockpiles, involves the use of estimates. Estimation is required in determining the tonnage, recoverable gold contained therein, and in determining the remaining costs of completion to bring inventory to its saleable form. Changes in these estimates can result in a change in mine operating costs of future periods and carrying amounts of inventories

Further, in determining the net realizable value of ore in stockpiles, the Company estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the inventories into saleable form. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the amount of recoverable ounces, and a delay in timing of processing can result in a write down of the carrying amounts of the Company’s work in process and ore in stockpiles inventory. During the year ended December 31, 2019, the Company recorded a write down of $0.7 million, as a result of the carrying amount of certain inventory exceeding net realizable value (2018: write down of $13.8 million). Refer to Note 19.

Commencement of Commercial Production

Critical Judgements in Applying Accounting Policies

Prior to a mine being capable of operating at levels intended by management, costs incurred are capitalized as part of the costs of the related mining properties and proceeds from mineral sales are offset against costs capitalized. Recognition of revenue and the depletion of capitalized costs for mining properties begins when the mine is capable of operating at levels intended by management. Management considers several factors in determining when a mining property is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades and recoveries were assessed over a reasonable period to make this determination. A factor of 70% of planned output and/or design capacity measures was utilized in determining the appropriate timing. The Company determined that the Cerro Moro mine in Argentina was capable of operating at levels intended by management effective June 26, 2018.